SUPPLEMENT DATED NOVEMBER 16, 2020

TO PROSPECTUS DATED MAY 1, 1989 – for TransEquity® VUL and
PROSPECTUS DATED MAY 1, 1991 – for TransEquity® II VUL

A Flexible Premium Variable Life Insurance Policy
Issued through
Transamerica Life Insurance Company Separate Account VL
By
Transamerica Life Insurance Company

Effective December 15, 2020, the mailing address for the servicing of the contract will change.  Please direct all future service requests and inquiries to the  new mailing address:

Transamerica Life Insurance Company
P O Box 1414
Jacksonville, IL 62651

* * *

This Supplement must be accompanied or preceded by the current Prospectus.
Please read this Supplement carefully and retain it for future reference.